Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Series A convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A convertible preferred stock, shares authorized	8,000	8,000	8,000
Series A convertible preferred stock, shares issued	1,000	8,000	0
Series A convertible preferred stock, shares outstanding	1,000	8,000	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	31,927,670	13,937,500	13,805,000
Common stock, shares outstanding	31,927,670	13,937,500	13,805,000
Previously Reported [Member]
Series A convertible preferred stock, par value (in Dollars per share)		$ 0.0001
Series A convertible preferred stock, shares authorized		8,000
Series A convertible preferred stock, shares issued		8,000
Series A convertible preferred stock, shares outstanding		8,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued		13,937,500
Common stock, shares outstanding		13,937,500